CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (ISSUANCES OF COMMON STOCK) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Pre Merger [Member]	Dec. 31, 2012 Common Stock [Member] Post Merger [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Dec. 31, 2008 Additional Paid-in Capital [Member]	Dec. 31, 2007 Additional Paid-in Capital [Member]
Stock Issued During Period One Value New Issues		$ 0	$ 14,775	$ 3,113	$ 26,340	$ 173,832				$ 0	$ 0	$ 836,887	$ 0	$ 0
Stock Issued During Period One Shares New Issues		0	1,390,130	323,050	2,781,965	18,360,000
Sale Of Stock Price Per Share During Period One	$ 1.00		$ 0.01	$ 2.60	$ 0.01	$ 0.01		$ 1.00
Stock Issued During Period Two Value New Issues			2,392		3,477	19,314					447,608		896,523	4,980,686
Stock Issued During Period Two Shares New Issues			225,000		367,200	2,040,000
Sale Of Stock Price Per Share During Period Two			$ 2.00		$ 2.45	$ 2.45			$ 1.00
Stock Issued During Period Three Value New Issues			10,362								2,524,301
Stock Issued During Period Three Shares New Issues			974,870
Sale Of Stock Price Per Share During Period Three			$ 2.60
Stock Issued During Period Four Value New Issues			$ 3,826								$ 1,022,174
Stock Issued During Period Four Shares New Issues			360,000
Sale Of Stock Price Per Share During Period Four			$ 2.85
Conversion price of stockholder loans							$ 0.50